Changes in accounts payable related to concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 903,959	R$ 731,864
Accounts payable related to concession, current	104,963	88,951
Accounts payable related to concession, noncurrent	798,996	642,913
Balance as of December 31, 2020	731,864
Balance as of December 31, 2021	903,959	731,864
Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	903,959	731,864
Balance as of December 31, 2020	731,864	612,587
Additions	65,269	3,682
Adjustment to present value	78,203	(1,112)
Monetary variations	117,053	191,638
Payments	(88,430)	(74,931)
Balance as of December 31, 2021	R$ 903,959	731,864
Public Property 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:PublicPropertyName]	HPP Mauá
Company	Copel GeT
Grant	06.29.2007
Signature	07.03.2007
Closing	05.2047
Discount rate	565.00%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 20,495	17,213
Balance as of December 31, 2020	17,213
Balance as of December 31, 2021	R$ 20,495	17,213
Public Property 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:PublicPropertyName]	HPP Colider
Company	Copel GeT
Grant	12.29.2010
Signature	01.17.2011
Closing	01.2046
Discount rate	774.00%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 27,376	25,075
Balance as of December 31, 2020	25,075
Balance as of December 31, 2021	R$ 27,376	25,075
Public Property 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:PublicPropertyName]	HPP Baixo Iguaçu
Company	Copel GeT
Grant	07.19.2012
Signature	08.20.2012
Closing	01.2047
Discount rate	774.00%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 8,595	7,841
Balance as of December 31, 2020	7,841
Balance as of December 31, 2021	R$ 8,595	7,841
Public Property 7 [Member]
IfrsStatementLineItems [Line Items]
[custom:PublicPropertyName]	HPP Guaricana
Company	Copel GeT
Grant	03.03.2020
Signature	03.03.2020
Closing	03.2025
Discount rate	774.00%
Annual adjustment	IPCA
Accounts payable related to concession	R$ 2,894	3,299
Balance as of December 31, 2020	3,299
Balance as of December 31, 2021	R$ 2,894	3,299
Public Property 8 [Member]
IfrsStatementLineItems [Line Items]
[custom:PublicPropertyName]	HPP Fundão e HPP Santa Clara
Company	Elejor
Grant	10.23.2001
Signature	10.25.2001
Closing	05.2037
Discount rate	1100.00%
Annual adjustment	IGPM
Accounts payable related to concession	R$ 844,599	678,436
Balance as of December 31, 2020	678,436
Balance as of December 31, 2021	R$ 844,599	R$ 678,436